Post-Employment Benefit Obligations	12 Months Ended
Dec. 31, 2021
Disclosure Of Defined Benefit Plans [Abstract]
Post-Employee Benefit Obligations

25. POST-EMPLOYMENT BENEFIT OBLIGATIONS

25.1 General information

The Company and certain of its subsidiaries in Brazil, Colombia, Peru and Argentina granted various post-employment benefits for all or certain of their active or retired employees. These benefits are calculated and recognized in the financial statements according to the policy described in Note 3.m.1, and include primarily the following:

a)	Defined benefit plans:
●	Complementary pension: The beneficiary is entitled to receive a monthly amount that supplements the pension obtained from the respective social security system.
●	Health Plan: Pursuant to collective bargaining agreements, the companies provide a health plan to their employees. This benefit is granted to employees in the Brazilian (Enel Distribución Goiás, Enel Distribución Rio and Enel Distribución Ceará) and Colombian (Emgesa and Codensa) companies.
b)	Other benefits

Five-year benefit: A benefit certain employees receive after 5 years and which begins to accrue from the second year onwards. This benefit is provided to Emgesa and Codensa employees.

Employee severance indemnities: The beneficiary receives a certain number of contractual salaries upon retirement. Such benefit is subject to a vesting minimum service requirement period of 5 years. This benefit is provided to Enel Américas employees.

Unemployment: A benefit paid regardless of whether the employee is fired or leaves voluntarily. This benefit is accrued on a daily basis and is paid at the time of contract termination (although the law allows for partial withdrawals for housing and education). This benefit is provided to Emgesa and Codensa employees.

Seniority bonuses in Peru: There is an agreement to give employees (“subject to the collective bargaining agreement”) an extraordinary bonus for years of service upon completion of the equivalent of five years of actual work based on the following:

Years of Service	Benefit
For completing 5, 10 and 15 years	1 basic monthly remuneration
For completing 20 years	1 ½ basic monthly remuneration
For completing 25, 30, 35 & 40 years	2 ½ basic monthly remunerations

Education and Energy Plans: According to the collective bargaining Agreement, the Colombian companies Emgesa and Codensa grant education and electricity discount rates to their employees.

c)	Defined contribution benefits:

The Group makes contributions to a retirement benefit plan where the beneficiary receives additional pension supplements upon his/her retirement, disability or death.

25.2 Details, changes and presentation in financial statements

a)	The post-employment obligations associated with defined benefits plans and the related plan assets as of December 31, 2021 and 2020:

General ledger accounts:

	Balance as of
	12-31-2021	12-31-2020
	ThUS$	ThUS$
Post-employment obligations	3,357,838	3,706,545
(-) Plan assets (*)	(1,962,668)	(2,097,081)
Total	1,395,170	1,609,464
Amount not recognized due to limit on Plan Assets Ceiling (**)	23,804	14,753
Minimum funding required (IFRIC 14) (***)	4,507	—
Total Post-Employment Obligations, Net (i)	1,423,481	1,624,217

Reconciliation with general ledger accounts:

	Balance as of
	12-31-2021	12-31-2020
	ThUS$	ThUS$
Pension plans	1,323,388	1,489,472
Health plans	73,080	106,242
Other plans	27,013	28,503
Total Post-Employment Obligations, Net	1,423,481	1,624,217

(*)   Plan assets to fund defined benefit plans only in our Brazilian subsidiaries (Enel Distribución Rio S.A., Enel Distribución Ceará S.A., Enel Distribución Sao Paulo S.A. and Enel Distribución Goiás).

(**) In Enel Distribución Ceará S.A., certain pension plans currently have an actuarial surplus amounting to ThUS$ 23,804 as of December 31, 2021 (ThUS$ 14,753 as of December 31, 2020), which actuarial surplus was not recognized as an asset in accordance with IFRIC 14 - The Limit on a Defined Benefit Asset, Minimum Funding Requirements and their Interaction, because the Complementary Social Security (SPC) regulations - CGPC Resolution No. 26/2008 states that the surplus can only be used by the sponsor if the contingency reserve on the balance sheet of Faelce (an institution providing pension funds exclusively to employees and retired employees of Enel Distribución Ceará S.A.) is at the maximum percentage (25% of reserves). This ensures the financial stability of the plan based on the volatility of these obligations. If the surplus exceeds this limit, it may be used by the sponsor to reduce future contributions or be reimbursed to the sponsor.

(***) In Enel Distribución Rio S.A., an additional liability has been recognized in accordance with the provisions of IFRIC 14 - The Limit on a Defined Benefit Asset, Minimum Funding Requirements and their Interaction as of December 31, 2021 in the amount of ThUS$ 4,507. This corresponds to actuarial debt contracts that the company signed with Brasiletros (an institution providing pension funds exclusively to employees and retired employees of Enel Distribución Rio S.A.). This was done to equalize deficits on certain pension plans, since the sponsor assumes responsibility for these plans, in accordance with current legislation.

b) The following amounts were recognized in the consolidated statement of comprehensive income for the years ended December 31, 2021, 2020 and 2019:

	12-31-2021	12-31-2020	12-31-2019
Expense Recognized in the Statement of Comprehensive Income	ThUS$	ThUS$	ThUS$
Current service cost for defined benefits plan	383	6,278	11,255
Interest cost for defined benefits plan	248,864	276,103	357,751
Interest income from the plan assets	(139,319)	(174,136)	(251,095)
Past Service Costs	—	(18,949)	(8,643)
Defined benefit plan obligation reductions	—	(69,859)	—
Interest cost on asset ceiling components	1,032	2,936	2,016
Total expenses recognized in Profit or Loss	110,960	22,373	111,284
(Gains) losses from remeasurement of defined benefit plans	(9,312)	476,805	576,143
Total expense recognized in Comprehensive Income	101,648	499,178	687,427

The gain from specific benefit plans is mainly due to an adjustment of the discount rate that the Group applied at the end of the fourth quarter of 2021. This change in actuarial assumptions (of more than 100 basis points in Brazil and Colombia) arose from changes in the macroeconomic and financial environment due to the COVID-19 pandemic (see Notes 2.3 and 34.5)

c) The rollforward of net actuarial liabilities as of December 31, 2021 and 2020, are as follows:

Net Actuarial Liability	ThUS$
Opening balance as of 01-01-2020	1,836,362
Net interest cost	104,903
Service cost	6,278
Benefits paid	(10,602)
Contributions paid	(133,195)
Actuarial (gains) losses from changes in financial assumptions	33,096
Actuarial (gains) losses from changes in experience adjustments	568,564
Return on plan assets, excluding interest	(97,592)
Changes in the asset limit	(26,886)
Minimum finding required (IFRIC 14)	(377)
Past service credit defined benefit plan obligations (*)	(18,949)
Transfer of employees	226
Foreign currency translation differences	(390,993)
Transfer to financial debt (*)	(176,759)
Defined benefit plan obligation reductions (*)	(69,859)
Closing balance as of 12-31-2020	1,624,217
Net interest cost	110,577
Service cost	383
Benefits paid	(5,412)
Contributions paid	(174,315)
Actuarial (gains) losses from changes in financial assumptions	(709,016)
Actuarial (gains) losses from changes in experience adjustments	678,492
Return on plan assets, excluding interest	7,213
Changes in the asset limit	9,344
Minimum finding required (IFRIC 14)	4,655
Defined benefit plan obligations from business combinations	1,237
Transfer of employees	1,439
Foreign currency translation differences	(119,699)
Transfer to financial debt (*)	(5,634)
Closing balance as of 12-31-2021	1,423,481

(*) Voluntary Pension migration to the new defined contribution plan.

On April 13, 2020, our subsidiary Enel Distribución Sao Paulo approved the regulatory reform to the complementary retirement and pensions plan (hereinafter “PSAP”), which was effective from May 1, 2020, for the purpose of closing access to new plan participants. Additionally, and together with the National Superintendence of Complementary Pensions (“PREVIC”), it approved of a voluntary migration process to a new Defined Contribution Plan (hereinafter, “CD II plan”), exclusively for the employees belonging to the PSAP. The migration consisted of the transfer of participants from a defined benefit plan (PSAP) to a defined contribution plan (CD II plan), which also generates a programmed withdrawal option (as opposed to life annuities as in the PSAP). This voluntary migration process ended on December 31, 2020.

At the end of the process, 21.4% of the PSAP plan participants agreed to voluntarily transfer their savings to the CD II plan.

This migration generated a reduction in the net actuarial liability in the amount of ThUS$ 271,358, which is explained as follows:

• ThUS$ 182,393 (ThUS$ 176,759 registered in December 2020 and ThUS$ 5,634 in December 2021) corresponding to the portion of the obligation that was transferred to the CD II plan, in the same ratio as the mathematical reserves of the participants who opted for migration. This transfer was instrumentalized through a new debt contract of an exclusively financial nature and was reclassified to Other financial liabilities (current and non-current).

• ThUS$ 88,965 corresponding to (i) the net effect of the liquidation produced as a result of the migration, in the amount of ThUS$ 69,859; and (ii) ThUS$ 19,106 related to past service costs. With the partial migration, all future legal or constructive obligations, in relation to all or part of the benefits offered by the defined benefits plan, in proportion to the migrated participants. This effect was recognized as lower personnel expenses in the consolidated statement of income.

The Company will analyze the next steps in the restructuring plan with the final results of the plan, to be authorized by the competent regulatory authority.

d) The balance and movements in post-employment defined benefit obligations as of December 31, 2021 and 2020 are as follows:

Actuarial Value of Post-employment Obligations	ThUS$
Opening balance as of 01-01-2020	4,876,960
Current service cost	6,278
Interest cost	276,103
Contributions from plan participants	778
Foreign currency translation	(1,075,063)
Contributions paid	(294,910)
Past service credit defined benefit plan obligations	(18,949)
Transfer of employees	226
Actuarial (gains) losses from changes in financial assumptions	33,096
Actuarial (gains) losses from changes in experience adjustments	568,564
Defined benefit plan obligation reductions	(666,538)
Closing balance as of 12-31-2020	3,706,545
Current service cost	383
Interest cost	248,864
Contributions from plan participants	271
Foreign currency translation	(259,935)
Contributions paid	(310,442)
Past service credit defined benefit plan obligations	1,237
Defined benefit plan obligations from business combinations	1,439
Transfer of employees	(709,016)
Actuarial (gains) losses from changes in financial assumptions (*)	678,492
Closing balance as of 12-31-2021	3,357,838

As of December 31, 2021, the total amount of the actuarial liability corresponds to 0.07% with defined benefit plans in the Chilean companies (0.08% as of December 31, 2020), 96.67% is from defined benefit plans in Brazilian companies (96.02% as of December 31, 2020), 2.61% with defined benefit plans in Colombian companies (3.35% as of December 31, 2020), in a 0.51% with defined benefit plans in Argentine companies (0.38% as of December 31, 2020), 0.13% with defined benefit plans in Peruvian companies (0.17% as of December 31, 2020), and the remaining 0.01% with defined benefit plans in EGP Panama companies.

Movements in the fair value of the benefit plan assets are as follows:

Fair Value of Plan Assets	ThUS$
Balance as of January 1, 2020	(3,090,862)
Interest income	(174,136)
Return on plan assets, excluding interest	(97,592)
Foreign currency translation differences	695,254
Employer contributions	(133,195)
Benefit paid	(778)
Contributions paid	284,308
Transfer to financial Debt	(176,759)
Defined benefit plan obligations reductions	596,679
Balance as of December 31, 2020	(2,097,081)
Interest income	(139,319)
Return on plan assets, excluding interest	7,213
Foreign currency translation differences	141,709
Employer contributions	(174,315)
Benefits paid	(271)
Contributions paid	305,030
Transfer to Financial Debt	(5,634)
Balance as of December 31, 2021	(1,962,668)

e) The main categories of benefit plan assets are as follows:

	12-31-2021		12-31-2020
Category of Plan Assets	ThUS$	%	ThUS$	%
Equity instruments (variable income)	217,259	14.50%	206,176	9.83%
Fixed-income assets	1,441,373	74.22%	1,774,894	84.64%
Real estate investments	67,610	3.48%	62,392	2.98%
Other	236,426	7.80%	53,619	2.56%
Total	1,962,668	100%	2,097,081	100%

The plans for retirement benefits and pension funds held by our Brazilian subsidiaries, Enel Distribución Rio S.A., Enel Distribución Ceará, Enel Distribución Goias and Enel Distribución Sao Paulo, maintain investments as determined by the resolutions of the National Monetary Council, ranked in fixed income, equities and real estate. Fixed income investments are predominantly invested in federal securities. Regarding equities, i) Faelce (an institution providing pension funds exclusively to employees and retired employees of Enel Distribución Ceará) holds common shares of Enel Distribución Ceará, ii) Brasiletros (a similar institution for employees of Enel Distribución Rio), Eletra (an institution pension fund exclusively for employees and retired staff of Enel Distribución Goias) and Funcesp, (the private pension entity responsible for the administration of the benefit plans sponsored by Enel Distribución Sao Paulo) hold shares in investment funds with a portfolio traded on Bovespa (the São Paulo Stock Exchange). Finally, with regard to real estate, the foundations Faelce and Brasiletros have properties that are currently leased to Enel Distribución Rio and Enel Distribución Ceará, while in Eletra the real estate investments are exclusively for the own use of the foundation.

The following table sets forth the assets affected by the plans and invested in shares, leases and real estate owned by the Group.

	12-31-2021	12-31-2020
	ThUS$	ThUS$
Real Estate	20,564	20,522
Total	20,564	20,522

f) Reconciliation of asset ceiling:

Reconciliation of Asset Ceiling	ThUS$
Balance as of January 1, 2020	49,780
Interest on assets not recognized	2,936
Other changes in assets not recognized due to asset limit	(26,886)
Foreign currency translation differences	(11,077)
Balance as of December 31, 2020	14,753
Interest on assets not recognized	1,032
Other changes in assets not recognized due to asset limit	9,344
Foreign currency translation differences	(1,325)
Total asset ceiling as of December 31, 2021	23,804

25.3 Other disclosures:

●	Actuarial assumptions:

As of December 31, 2021 and 2020, the following assumptions were used in the actuarial calculation of defined benefit plans:

	Chile		Brazil		Colombia		Argentina		Peru
	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020
Discount rates used	5.60%	2.55%	9.30% - 9.67%	4.88% - 7.95%	6.94%	5.74%	50.68% - 51.23%	49.36% - 54.46%	5.90%	3.50%
Expected rate of salary increases	3.80%	3.80%	4.52% - 5.04%	4.52% - 5.04%	4.95%	4.85%	43.5% - 56.22%	37.68% - 42.25%	4.00%	4.00%
Mortality tables	CB-H-2014 and RV-M-2014	CB-H-2014 and RV-M-2014	AT 2000	AT 2000	RV 2008	RV 2008	CB-H-2014 and RV-M-2014	CB-H-2014 and RV-M-2014	SPP-S-2017	SPP-S-2017
Turnover rate	7.03%	7.25%	6.50%	5.19%	0.29%	0.46%	1.11%	1.26%	5.39%	5.20%

●	Sensitivity:

As of December 31, 2021, the sensitivity of the value of the actuarial liability for post-employment benefits to variations of 100 basis points in the discount rate assumes a decrease of ThUS$ 263,184 (ThUS$ 319,395 as of December 31, 2020) in the event of an increase in the rate and an increase of ThUS$ 287,916 (ThUS$ 379,682 as of December 31, 2020) in the event of a rate drop.

●	Defined contribution:

Contributions made to defined contribution plans are recorded directly under “personnel expenses” in the consolidated income statement. The amounts recorded for this concept as of December 31, 2021, 2020 and 2019 were ThUS$ 10,619, ThUS$ 10,689, and ThUS$ 13,419, respectively.

●	Future disbursements:

According to the available estimate, the disbursements foreseen (net of assets) to cover the defined benefits plans for next year amount to ThUS$ 168,397.

●	Length of commitments:

The Group’s obligations have a weighted average length of 8-10 years, and the outflows of benefits for the next 10 years and more is expected to be as follows:

Years	ThUS$
1	312,277
2	301,047
3	295,841
4	288,736
5	284,030
Over 5 to 10	1,317,844

●	Multi-employer plans of Enel Distribución Sao Paulo:

FUNCESP is the entity in charge of the benefit plans sponsored by Enel Distribución Sao Paulo. Through negotiations with representative trade unions, the Company reformulated the plan in 1997, considering as its main characteristic a mixed model made up by 70% of the actual wage contributed as defined benefit and 30% of the actual wage contributed as established contribution. The purpose of this reformulation was to consider the actuarial technical deficit and to reduce the risk of future deficits.

The cost of the defined benefit plan is parity between Enel Distribución Sao Paulo and the employees, according to the proportions mentioned above. Cost rates vary from 1.45% to 4.22%, depending on the salary range, and are reassessed annually by an independent actuary. The cost of the defined contribution is based on the percentage freely chosen by the participant (from 1% to 100% over 30% of the real contribution salary), with a contribution from Enel Distribución Sao Paulo up to the limit of 5% on the basis 30% of the remuneration of the contribution. (The contributions paid by Enel Distribución Sao Paulo were ThUS$ 137,917 and ThUS$ 113,203 for the years ended December 31, 2021 and 2020, respectively).

The Settled Proportional Supplementary Benefit (BSPS) guarantees the plan participating employees that adhered to the model implemented in the Company’s privatization. This benefit will ensure the proportional value corresponding to the previous service period to the adherence date to the new mixed plan. This benefit will be paid from the date in which the participant completes the minimum times required under the regulation of the new plan.